Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Restricted and Performance Stock Unit Activity

The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2012	19,836	27,614
Granted	6,350	20,537
Payments	(7,369)	(8,499)
Cancelled/Forfeited	(148)	(189)

Outstanding December 31, 2012	18,669	39,463
Granted	4,950	7,470
Payments	(7,246)	(22,703)
Cancelled/Forfeited	(180)	(506)

Outstanding December 31, 2013	16,193	23,724
Granted	5,278	7,359
Payments	(6,202)	(9,153)
Cancelled/Forfeited	(262)	(1,964)

Outstanding December 31, 2014	15,007	19,966